Jacob Internet Fund
Schedule of Investments (+)
November 30, 2022 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.1%
		Business Services - 15.4%
650,000		comScore, Inc. *	$877,500
183,975		OptimizeRx Corp. *	3,880,033
93,675		Zillow Group, Inc. - Class C *	3,557,776
			8,315,309
		Calculating & Accounting Machines (No Electronic Computers) - 2.7%
406,000		Cantaloupe, Inc. *	1,473,780
		Catalog & Mail-Order Houses - 1.7%
10,300		Alibaba Group Holding Ltd. - ADR *^	901,868
		Communications Equipment - 2.3%
430,740		Powerfleet, Inc. *	1,214,687
		Computer Communications Equipment - 5.7%
602,600		Lantronix, Inc. *	3,085,312
		Computer Peripheral Equipment - 12.3%
242,726		Identiv, Inc. *	2,026,762
464,911		Immersion Corp. *	3,375,254
9,400		Impinj, Inc. *	1,198,970
			6,600,986
		Computer Programming Services - 8.5%
88,000		Doximity, Inc. - Class A*	2,991,120
58,000		HashiCorp, Inc. - Class A*	1,583,400
			4,574,520
		Computer Programming, Data Processing, Etc. - 5.7%
16,200		MongoDB, Inc. *	2,473,578
259,000		Nextdoor Holdings, Inc. *	582,750
			3,056,328
		Electric Services - 1.7%
157,817		Transphorm, Inc. *	907,448
		Miscellaneous Amusement & Recreation - 4.7%
167,000		DraftKings, Inc. - Class A *	2,558,440
		Nonstore Retailers - 3.9%
433,400		Rover Group, Inc. *	2,088,988
		Patent Owners & Lessors - 6.0%
177,946		Digital Turbine, Inc. *	3,249,294
		Personal Services - 1.6%
28,000		Yelp, Inc. *	866,600
		Prepackaged Software - 23.4%
38,500		Block, Inc. *	2,609,145
51,700		Cloudflare, Inc. - Class A*	2,540,538
204,294		Cvent Holding Corp. *	1,144,046
180,543		Inspired Entertainment, Inc. *	2,209,846
546,400		Porch Group, Inc. *	1,114,656
51,600		Twilio, Inc. - Class A *	2,529,432
403,000		WM Technology, Inc. *	471,510
			12,619,173
		Real Estate - 0.2%
58,468		Leju Holdings Ltd. - ADR *^	84,194
		Semiconductors & Related Devices - 0.7%
45,000		Atomera, Inc. *	383,850
		State Commercial Banks - 3.6%
71,425		Silvergate Capital Corp. - Class A*	1,959,188
		TOTAL COMMON STOCKS (Cost $67,153,711)	53,939,965

		MONEY MARKET FUND - 0.3%
145,955		First American Government Obligations Fund - Class X, 3.67%(a)	145,955
		TOTAL MONEY MARKET FUND (Cost $145,955)	145,955

		TOTAL INVESTMENTS (Cost $67,299,666) - 100.4%	54,085,920
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(219,379)
		TOTAL NET ASSETS - 100.0%	$53,866,541

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(a)	7-day yield.

Jacob Internet Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Internet Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce an investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Prepackaged Software	$12,619,173	$-	$-	$12,619,173
Business Services	8,315,309	-	-	8,315,309
Computer Peripheral Equipment	6,600,986	-	-	6,600,986
Computer Programming Services	4,574,520	-	-	4,574,520
Patent Owners & Lessors	3,249,294	-	-	3,249,294
Computer Communications Equipment	3,085,312	-	-	3,085,312
Computer Programming, Data Processing, Etc.	3,056,328	-	-	3,056,328
Miscellaneous Amusement & Recreation	2,558,440	-	-	2,558,440
Nonstore Retailers	2,088,988	-	-	2,088,988
State Commercial Banks	1,959,188	-	-	1,959,188
Calculating & Accounting Machines (No Electronic Computers)	1,473,780	-	-	1,473,780
Communications Equipment	1,214,687	-	-	1,214,687
Electric Services	907,448	-	-	907,448
Catalog & Mail-Order Houses	901,868	-	-	901,868
Personal Services	866,600	-	-	866,600
Semiconductors & Related Devices	383,850	-	-	383,850
Real Estate	84,194	-	-	84,194
Total Common Stocks	53,939,965	-	-	53,939,965

Short Term Investment
Money Market Fund	145,955	-	-	145,955

Total Investments in Securities	$54,085,920	$-	$-	$54,085,920